Estimates (Schedule Of Non-Cash Investing And Financing Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$ 643	$ 226	$ 420
Net gains (losses) from subsidiary common unit transactions	744	(384)	80
AmeriGas limited partner interest received in Propane Contribution (see Note 4)	0	0	1,123
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	0	0	2,354
Long term debt exchanged in connection with acquisitions	499	0	0
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	1,416	1,256	997
Cash paid for income taxes	345	58	23
Subsidiary units issued in certain acquisitions [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	0	0	2,295
Subsidiary units issued in PVR, Hoover and Eagle Rock Midstream Acquisitions [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	4,281	0	0
Subsidiary units issued in Susser Merger [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	908	0	0
PVR Acquisition [Member]
NON-CASH FINANCING ACTIVITIES:
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	$ 1,887	$ 0	$ 0